Impairment Charges - Summary of Increase (Decrease) to Impairment (Detail) - Clearwater CGU [Member] $ in Millions	6 Months Ended
Jun. 30, 2018 CAD ($)
One Percent Increase in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	$ 24
One Percent Decrease in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	(26)
Five Percent Increase in the Forward Price Estimates [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	(54)
Five Percent Decrease in The Forward Price Estimates [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	$ 59